Operating expenses and cost of services (Tables)	12 Months Ended
Dec. 31, 2024
Operating expenses and cost of services
Schedule of operating expenses and cost of services
	2024	2023	2022
	US $ in millions
Wages, maintenance and other vessel operating costs	37.3	31.8	34.5
Expenses relating to fleet equipment
(mainly containers and chassis)	37.3	31.5	29.1
Bunker and lubricants	1,286.0	1,098.8	1,434.8
Insurance	34.5	21.5	15.2
Expenses related to cargo handling	2,013.1	1,671.4	1,981.6
Port expenses	461.8	500.7	359.0
Agents' salaries and commissions	251.7	209.5	261.1
Cost of related services and sundry	285.2	216.9	216.1
Slots purchase and hire of vessels	74.4	79.4	398.8
Hire of containers	31.9	23.6	34.3
	4,513.2	3,885.1	4,764.5